UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00859

MASSACHUSETTS INVESTORS GROWTH STOCK FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2018

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

May 31, 2018

Massachusetts Investors Growth Stock Fund

MIG-SEM

Massachusetts Investors Growth Stock Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months, against this backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. Global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have benefited from the solid macroeconomic backdrop.

Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could disrupt the synchronized rise in global growth.

As a global investment manager, MFS® strives to create long-term value and protect capital for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

July 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Alphabet, Inc., “A”	6.5%
Microsoft Corp.	4.3%
Accenture PLC, “A”	3.8%
Visa, Inc., “A”	3.1%
Texas Instruments, Inc.	3.0%
Apple, Inc.	2.8%
NIKE, Inc., “B”	2.8%
Thermo Fisher Scientific, Inc.	2.7%
Starbucks Corp.	2.6%
Verisk Analytics, Inc., “A”	2.5%

Equity sectors
Technology	20.4%
Special Products & Services	13.9%
Health Care	11.0%
Financial Services	10.5%
Consumer Staples	10.2%
Leisure	9.6%
Retailing	8.9%
Industrial Goods & Services	7.0%
Basic Materials	3.5%
Autos & Housing	1.8%
Transportation	1.7%
Energy	0.7%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of May 31, 2018.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, December 1, 2017 through May 31, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2017 through May 31, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/17	Ending Account Value 5/31/18	Expenses Paid During Period (p) 12/01/17-5/31/18
A	Actual	0.71%	$1,000.00	$1,057.53	$3.64
	Hypothetical (h)	0.71%	$1,000.00	$1,021.39	$3.58
B	Actual	1.47%	$1,000.00	$1,053.70	$7.53
	Hypothetical (h)	1.47%	$1,000.00	$1,017.60	$7.39
C	Actual	1.47%	$1,000.00	$1,053.61	$7.53
	Hypothetical (h)	1.47%	$1,000.00	$1,017.60	$7.39
I	Actual	0.48%	$1,000.00	$1,058.84	$2.46
	Hypothetical (h)	0.48%	$1,000.00	$1,022.54	$2.42
R1	Actual	1.48%	$1,000.00	$1,053.65	$7.58
	Hypothetical (h)	1.48%	$1,000.00	$1,017.55	$7.44
R2	Actual	0.98%	$1,000.00	$1,056.28	$5.02
	Hypothetical (h)	0.98%	$1,000.00	$1,020.04	$4.94
R3	Actual	0.73%	$1,000.00	$1,057.68	$3.74
	Hypothetical (h)	0.73%	$1,000.00	$1,021.29	$3.68
R4	Actual	0.48%	$1,000.00	$1,058.79	$2.46
	Hypothetical (h)	0.48%	$1,000.00	$1,022.54	$2.42
R6	Actual	0.38%	$1,000.00	$1,059.27	$1.95
	Hypothetical (h)	0.38%	$1,000.00	$1,023.04	$1.92
529A	Actual	0.75%	$1,000.00	$1,057.56	$3.85
	Hypothetical (h)	0.75%	$1,000.00	$1,021.19	$3.78
529B	Actual	1.28%	$1,000.00	$1,054.71	$6.56
	Hypothetical (h)	1.28%	$1,000.00	$1,018.55	$6.44
529C	Actual	1.52%	$1,000.00	$1,053.14	$7.78
	Hypothetical (h)	1.52%	$1,000.00	$1,017.35	$7.64

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A, Class B, and Class 529A shares, this rebate reduced the expense ratios above by 0.02%, 0.01%, and 0.03%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

5/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.2%
Issuer	Shares/Par	Value ($)
Aerospace - 1.5%
United Technologies Corp.	831,075	$103,734,782

Alcoholic Beverages - 1.1%
Pernod Ricard S.A.	473,401	$79,527,809

Apparel Manufacturers - 6.3%
LVMH Moet Hennessy Louis Vuitton SE	382,006	$132,657,809
NIKE, Inc., “B”	2,753,579	197,706,972
VF Corp.	1,386,000	112,487,760

		$442,852,541
Broadcasting - 0.4%
Walt Disney Co.	264,268	$26,286,738

Brokerage & Asset Managers - 3.2%
Blackstone Group LP	4,024,444	$128,500,497
Charles Schwab Corp.	900,421	50,081,416
CME Group, Inc.	282,966	46,095,161

		$224,677,074
Business Services - 13.9%
Accenture PLC, “A”	1,735,237	$270,245,810
Cognizant Technology Solutions Corp., “A”	1,738,166	130,970,808
Equifax, Inc.	260,515	29,688,290
Experian Group Ltd.	3,451,094	84,482,711
Fidelity National Information Services, Inc.	1,442,115	147,412,995
Fiserv, Inc. (a)	2,006,648	145,682,645
Verisk Analytics, Inc., “A” (a)	1,647,214	175,000,015

		$983,483,274
Cable TV - 2.0%
Comcast Corp., “A”	4,496,521	$140,201,525

Chemicals - 1.6%
LyondellBasell Industries N.V., “A”	230,413	$25,833,906
PPG Industries, Inc.	888,225	89,639,667

		$115,473,573
Computer Software - 4.3%
Microsoft Corp.	3,079,869	$304,414,252

Portfolio of Investments (unaudited) - continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - Systems - 2.8%
Apple, Inc.	1,073,466	$200,598,591

Construction - 1.8%
Sherwin-Williams Co.	331,570	$125,747,922

Consumer Products - 8.0%
Church & Dwight Co., Inc.	895,216	$42,030,391
Colgate-Palmolive Co.	2,580,533	162,805,827
Coty, Inc., “A”	5,261,352	69,712,914
Estee Lauder Cos., Inc., “A”	904,926	135,232,141
L’Oréal S.A.	250,630	60,240,594
Reckitt Benckiser Group PLC	1,300,757	99,616,981

		$569,638,848
Electrical Equipment - 3.7%
Amphenol Corp., “A”	1,261,850	$109,692,621
Fortive Corp.	1,152,831	83,799,285
Mettler-Toledo International, Inc. (a)	127,862	70,418,718

		$263,910,624
Electronics - 5.7%
Analog Devices, Inc.	1,188,573	$115,505,524
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,079,155	80,463,298
Texas Instruments, Inc.	1,871,971	209,492,275

		$405,461,097
Entertainment - 0.4%
Twenty-First Century Fox, Inc.	716,216	$27,610,127

Food & Beverages - 1.1%
PepsiCo, Inc.	762,824	$76,473,106

Gaming & Lodging - 1.1%
Paddy Power Betfair PLC	658,151	$79,704,575

Insurance - 2.1%
Aon PLC	1,070,257	$149,696,847

Internet - 7.5%
Alibaba Group Holding Ltd., ADR (a)	365,097	$72,292,857
Alphabet, Inc., “A” (a)	420,058	462,063,800

		$534,356,657

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Leisure & Toys - 1.5%
Electronic Arts, Inc. (a)	823,653	$107,824,414

Machinery & Tools - 1.8%
Colfax Corp. (a)	1,163,891	$35,591,787
Nordson Corp.	737,178	92,611,672

		$128,203,459
Medical & Health Technology & Services - 1.5%
CVS Health Corp.	931,280	$59,033,839
Express Scripts Holding Co. (a)	634,123	48,072,865

		$107,106,704
Medical Equipment - 8.0%
Abbott Laboratories	2,197,522	$135,213,529
Cooper Cos., Inc.	210,556	47,650,928
Danaher Corp.	1,079,795	107,202,047
Dentsply Sirona, Inc.	334,360	14,648,312
Thermo Fisher Scientific, Inc.	904,703	188,422,494
Waters Corp. (a)	383,710	73,910,220

		$567,047,530
Oil Services - 0.7%
Schlumberger Ltd.	766,569	$52,640,293

Other Banks & Diversified Financials - 5.2%
Mastercard, Inc., “A”	798,953	$151,896,944
Visa, Inc., “A”	1,661,395	217,177,555

		$369,074,499
Pharmaceuticals - 1.5%
Eli Lilly & Co.	400,237	$34,036,154
Zoetis, Inc.	884,275	74,013,818

		$108,049,972
Printing & Publishing - 1.7%
Moody’s Corp.	704,941	$120,241,786

Railroad & Shipping - 1.7%
Union Pacific Corp.	861,912	$123,046,557

Restaurants - 2.6%
Starbucks Corp.	3,215,355	$182,214,168

Specialty Chemicals - 1.9%
Ecolab, Inc.	920,783	$131,312,864

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Stores - 2.6%
AutoZone, Inc. (a)	67,544	$43,857,670
TJX Cos., Inc.	1,561,135	141,001,713

		$184,859,383
Total Common Stocks (Identified Cost, $4,313,396,004)		$7,035,471,591

Investment Companies (h) - 0.4%
Money Market Funds - 0.4%
MFS Institutional Money Market Portfolio, 1.82% (v) (Identified Cost, $29,379,764)	29,383,683	$29,380,745

Other Assets, Less Liabilities - 0.4%		26,749,803
Net Assets - 100.0%		$7,091,602,139

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $29,380,745 and $7,035,471,591, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $4,313,396,004)	$7,035,471,591
Investments in affiliated issuers, at value (identified cost, $29,379,764)	29,380,745
Cash	972
Foreign currency, at value (identified cost, $1,023,410)	1,036,982
Receivables for
Investments sold	51,382,191
Fund shares sold	3,963,755
Interest and dividends	9,497,141
Receivable from distributor	45,968
Other assets	75,400
Total assets	$7,130,854,745
Liabilities
Payables for
Investments purchased	$4,587
Fund shares reacquired	36,869,323
Payable to affiliates
Investment adviser	132,425
Shareholder servicing costs	1,996,924
Program manager fee	77
Payable for independent Trustees’ compensation	92,769
Accrued expenses and other liabilities	156,501
Total liabilities	$39,252,606
Net assets	$7,091,602,139
Net assets consist of
Paid-in capital	$4,090,473,899
Unrealized appreciation (depreciation)	2,722,149,555
Accumulated net realized gain (loss)	267,370,876
Undistributed net investment income	11,607,809
Net assets	$7,091,602,139
Shares of beneficial interest outstanding	244,521,074

Statement of Assets and Liabilities – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$3,810,735,524	131,585,786	$28.96
Class B	53,443,065	2,125,768	25.14
Class C	91,911,861	3,688,032	24.92
Class I	301,857,939	10,139,407	29.77
Class R1	30,668,046	1,243,090	24.67
Class R2	141,625,773	5,033,558	28.14
Class R3	616,046,003	21,502,593	28.65
Class R4	677,922,961	23,241,976	29.17
Class R6	1,339,273,134	44,937,101	29.80
Class 529A	21,942,798	768,950	28.54
Class 529B	563,082	23,015	24.47
Class 529C	5,611,953	231,798	24.21

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $30.73 [100 / 94.25 x $28.96] and $30.28 [100 / 94.25 x $28.54], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$54,553,236
Dividends from affiliated issuers	297,898
Other	93,503
Income on securities loaned	73,119
Interest	3,949
Foreign taxes withheld	(959,973)
Total investment income	$54,061,732
Expenses
Management fee	$11,922,750
Distribution and service fees	7,358,168
Shareholder servicing costs	3,764,112
Program manager fees	7,218
Administrative services fee	318,025
Independent Trustees’ compensation	53,575
Custodian fee	129,884
Shareholder communications	126,010
Audit and tax fees	34,332
Legal fees	36,381
Miscellaneous	167,675
Total expenses	$23,918,130
Fees paid indirectly	(1,493)
Reduction of expenses by investment adviser and distributor	(373,295)
Net expenses	$23,543,342
Net investment income (loss)	$30,518,390
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$311,029,261
Affiliated issuers	80
Foreign currency	(117,841)
Net realized gain (loss)	$310,911,500
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$67,483,020
Affiliated issuers	984
Translation of assets and liabilities in foreign currencies	(24,993)
Net unrealized gain (loss)	$67,459,011
Net realized and unrealized gain (loss)	$378,370,511
Change in net assets from operations	$408,888,901

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 5/31/18 (unaudited)	Year ended 11/30/17
From operations
Net investment income (loss)	$30,518,390	$57,370,853
Net realized gain (loss)	310,911,500	428,532,576
Net unrealized gain (loss)	67,459,011	1,175,254,829
Change in net assets from operations	$408,888,901	$1,661,158,258
Distributions declared to shareholders
From net investment income	$(65,000,862)	$(50,001,458)
From net realized gain	(410,925,425)	(304,321,889)
Total distributions declared to shareholders	$(475,926,287)	$(354,323,347)
Change in net assets from fund share transactions	$(101,323,907)	$(296,722,460)
Total change in net assets	$(168,361,293)	$1,010,112,451
Net assets
At beginning of period	7,259,963,432	6,249,850,981
At end of period (including undistributed net investment income of $11,607,809 and $46,090,281, respectively)	$7,091,602,139	$7,259,963,432

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/18		Year ended
Class A			11/30/17	11/30/16		11/30/15	11/30/14	11/30/13
	(unaudited)
Net asset value, beginning of period	$29.26		$24.25	$25.16		$25.38	$22.46	$17.74
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.21	$0.18	(c)	$0.20	$0.14	$0.14
Net realized and unrealized gain (loss)	1.50		6.16	0.41		0.51	3.12	4.73
Total from investment operations	$1.61		$6.37	$0.59		$0.71	$3.26	$4.87
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.18)	$(0.21)		$(0.15)	$(0.11)	$(0.15)
From net realized gain	(1.66)		(1.18)	(1.29)		(0.78)	(0.23)	—
Total distributions declared to shareholders	$(1.91)		$(1.36)	$(1.50)		$(0.93)	$(0.34)	$(0.15)
Net asset value, end of period (x)	$28.96		$29.26	$24.25		$25.16	$25.38	$22.46
Total return (%) (r)(s)(t)(x)	5.75	(n)	27.71	2.66	(c)	2.90	14.79	27.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	(a)	0.74	0.74	(c)	0.74	0.74	0.75
Expenses after expense reductions (f)	0.71	(a)	0.72	0.73	(c)	0.73	0.73	0.74
Net investment income (loss)	0.79	(a)(l)	0.79	0.76	(c)	0.81	0.59	0.72
Portfolio turnover	9	(n)	24	24		26	26	25
Net assets at end of period (000 omitted)	$3,810,736		$3,672,640	$3,276,518		$3,721,313	$3,792,267	$3,186,058

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/18		Year ended
Class B			11/30/17	11/30/16		11/30/15	11/30/14	11/30/13
	(unaudited)
Net asset value, beginning of period	$25.54		$21.33	$22.28		$22.60	$20.08	$15.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.01	$(0.00	)(c)(w)	$0.02	$(0.03)	$(0.01)
Net realized and unrealized gain (loss)	1.31		5.39	0.38		0.44	2.78	4.25
Total from investment operations	$1.31		$5.40	$0.38		$0.46	$2.75	$4.24
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.01)	$(0.04)		$—	$—	$(0.02)
From net realized gain	(1.66)		(1.18)	(1.29)		(0.78)	(0.23)	—
Total distributions declared to shareholders	$(1.71)		$(1.19)	$(1.33)		$(0.78)	$(0.23)	$(0.02)
Net asset value, end of period (x)	$25.14		$25.54	$21.33		$22.28	$22.60	$20.08
Total return (%) (r)(s)(t)(x)	5.37	(n)	26.67	1.96	(c)	2.09	13.90	26.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	(a)	1.49	1.49	(c)	1.49	1.49	1.50
Expenses after expense reductions (f)	1.47	(a)	1.48	1.49	(c)	1.49	1.49	1.50
Net investment income (loss)	0.02	(a)(l)	0.04	(0.01	)(c)	0.08	(0.16)	(0.03)
Portfolio turnover	9	(n)	24	24		26	26	25
Net assets at end of period (000 omitted)	$53,443		$58,530	$62,185		$76,233	$91,986	$101,840

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/18		Year ended
Class C			11/30/17	11/30/16		11/30/15	11/30/14	11/30/13
	(unaudited)
Net asset value, beginning of period	$25.34		$21.19	$22.16		$22.48	$19.97	$15.80
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$0.01	$(0.00	)(c)(w)	$0.01	$(0.03)	$(0.01)
Net realized and unrealized gain (loss)	1.30		5.35	0.37		0.45	2.77	4.22
Total from investment operations	$1.30		$5.36	$0.37		$0.46	$2.74	$4.21
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.03)	$(0.05)		$—	$—	$(0.04)
From net realized gain	(1.66)		(1.18)	(1.29)		(0.78)	(0.23)	—
Total distributions declared to shareholders	$(1.72)		$(1.21)	$(1.34)		$(0.78)	$(0.23)	$(0.04)
Net asset value, end of period (x)	$24.92		$25.34	$21.19		$22.16	$22.48	$19.97
Total return (%) (r)(s)(t)(x)	5.36	(n)	26.66	1.94	(c)	2.10	13.93	26.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	(a)	1.49	1.49	(c)	1.49	1.49	1.50
Expenses after expense reductions (f)	1.47	(a)	1.49	1.49	(c)	1.49	1.49	1.50
Net investment income (loss)	(0.02	)(a)(l)	0.04	(0.01	)(c)	0.06	(0.16)	(0.04)
Portfolio turnover	9	(n)	24	24		26	26	25
Net assets at end of period (000 omitted)	$91,912		$223,841	$233,753		$255,568	$267,749	$250,751

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/18		Year ended
Class I			11/30/17	11/30/16		11/30/15	11/30/14	11/30/13
	(unaudited)
Net asset value, beginning of period	$30.03		$24.87	$25.76		$25.97	$22.98	$18.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.27	$0.24	(c)	$0.27	$0.19	$0.17
Net realized and unrealized gain (loss)	1.54		6.32	0.43		0.52	3.19	4.86
Total from investment operations	$1.69		$6.59	$0.67		$0.79	$3.38	$5.03
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.25)	$(0.27)		$(0.22)	$(0.16)	$(0.19)
From net realized gain	(1.66)		(1.18)	(1.29)		(0.78)	(0.23)	—
Total distributions declared to shareholders	$(1.95)		$(1.43)	$(1.56)		$(1.00)	$(0.39)	$(0.19)
Net asset value, end of period (x)	$29.77		$30.03	$24.87		$25.76	$25.97	$22.98
Total return (%) (r)(s)(t)(x)	5.88	(n)	27.95	2.94	(c)	3.13	15.04	28.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.48	(a)	0.49	0.49	(c)	0.49	0.50	0.50
Expenses after expense reductions (f)	N/A		N/A	N/A		N/A	0.50	0.50
Net investment income (loss)	1.03	(a)(l)	1.03	0.99	(c)	1.06	0.81	0.82
Portfolio turnover	9	(n)	24	24		26	26	25
Net assets at end of period (000 omitted)	$301,858		$306,546	$693,673		$719,973	$766,377	$397,294

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/18		Year ended
Class R1			11/30/17	11/30/16		11/30/15	11/30/14	11/30/13
	(unaudited)
Net asset value, beginning of period	$25.11		$21.01	$21.98		$22.30	$19.91	$15.75
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.01	$(0.00	)(c)(w)	$0.01	$(0.03)	$(0.01)
Net realized and unrealized gain (loss)	1.29		5.30	0.36		0.45	2.74	4.21
Total from investment operations	$1.29		$5.31	$0.36		$0.46	$2.71	$4.20
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.03)	$(0.04)		$—	$(0.09)	$(0.04)
From net realized gain	(1.66)		(1.18)	(1.29)		(0.78)	(0.23)	—
Total distributions declared to shareholders	$(1.73)		$(1.21)	$(1.33)		$(0.78)	$(0.32)	$(0.04)
Net asset value, end of period (x)	$24.67		$25.11	$21.01		$21.98	$22.30	$19.91
Total return (%) (r)(s)(t)(x)	5.37	(n)	26.67	1.92	(c)	2.12	13.91	26.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	(a)	1.49	1.49	(c)	1.49	1.49	1.51
Expenses after expense reductions (f)	1.48	(a)	1.49	N/A		N/A	1.49	1.51
Net investment income (loss)	0.02	(a)(l)	0.03	(0.01	)(c)	0.06	(0.16)	(0.07)
Portfolio turnover	9	(n)	24	24		26	26	25
Net assets at end of period (000 omitted)	$30,668		$31,074	$30,462		$32,009	$34,440	$35,206

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/18		Year ended
Class R2			11/30/17	11/30/16		11/30/15	11/30/14	11/30/13
	(unaudited)
Net asset value, beginning of period	$28.44		$23.61	$24.52		$24.77	$21.95	$17.36
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.13	$0.11	(c)	$0.14	$0.08	$0.09
Net realized and unrealized gain (loss)	1.46		6.00	0.42		0.49	3.04	4.62
Total from investment operations	$1.53		$6.13	$0.53		$0.63	$3.12	$4.71
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.12)	$(0.15)		$(0.10)	$(0.07)	$(0.12)
From net realized gain	(1.66)		(1.18)	(1.29)		(0.78)	(0.23)	—
Total distributions declared to shareholders	$(1.83)		$(1.30)	$(1.44)		$(0.88)	$(0.30)	$(0.12)
Net asset value, end of period (x)	$28.14		$28.44	$23.61		$24.52	$24.77	$21.95
Total return (%) (r)(s)(t)(x)	5.63	(n)	27.35	2.43	(c)	2.61	14.46	27.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	0.99	0.99	(c)	0.99	0.99	1.00
Expenses after expense reductions (f)	0.98	(a)	0.99	N/A		N/A	0.99	1.00
Net investment income (loss)	0.50	(a)(l)	0.53	0.49	(c)	0.56	0.33	0.44
Portfolio turnover	9	(n)	24	24		26	26	25
Net assets at end of period (000 omitted)	$141,626		$199,581	$185,959		$209,709	$228,141	$192,103

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/18		Year ended
Class R3			11/30/17	11/30/16		11/30/15	11/30/14	11/30/13
	(unaudited)
Net asset value, beginning of period	$28.96		$24.03	$24.93		$25.16	$22.29	$17.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.20	$0.17	(c)	$0.20	$0.14	$0.14
Net realized and unrealized gain (loss)	1.49		6.09	0.43		0.50	3.08	4.70
Total from investment operations	$1.60		$6.29	$0.60		$0.70	$3.22	$4.84
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.18)	$(0.21)		$(0.15)	$(0.12)	$(0.16)
From net realized gain	(1.66)		(1.18)	(1.29)		(0.78)	(0.23)	—
Total distributions declared to shareholders	$(1.91)		$(1.36)	$(1.50)		$(0.93)	$(0.35)	$(0.16)
Net asset value, end of period (x)	$28.65		$28.96	$24.03		$24.93	$25.16	$22.29
Total return (%) (r)(s)(t)(x)	5.77	(n)	27.61	2.71	(c)	2.89	14.73	27.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	(a)	0.74	0.74	(c)	0.74	0.74	0.75
Expenses after expense reductions (f)	0.73	(a)	N/A	N/A		0.74	0.74	0.74
Net investment income (loss)	0.78	(a)(l)	0.78	0.74	(c)	0.81	0.59	0.69
Portfolio turnover	9	(n)	24	24		26	26	25
Net assets at end of period (000 omitted)	$616,046		$493,211	$405,222		$482,657	$531,858	$412,052

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/18		Year ended
Class R4			11/30/17	11/30/16		11/30/15	11/30/14	11/30/13
	(unaudited)
Net asset value, beginning of period	$29.49		$24.44	$25.34		$25.55	$22.62	$17.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.27	$0.23	(c)	$0.26	$0.20	$0.19
Net realized and unrealized gain (loss)	1.50		6.20	0.43		0.52	3.12	4.77
Total from investment operations	$1.65		$6.47	$0.66		$0.78	$3.32	$4.96
Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.24)	$(0.27)		$(0.21)	$(0.16)	$(0.20)
From net realized gain	(1.66)		(1.18)	(1.29)		(0.78)	(0.23)	—
Total distributions declared to shareholders	$(1.97)		$(1.42)	$(1.56)		$(0.99)	$(0.39)	$(0.20)
Net asset value, end of period (x)	$29.17		$29.49	$24.44		$25.34	$25.55	$22.62
Total return (%) (r)(s)(t)(x)	5.88	(n)	27.96	2.95	(c)	3.16	14.99	28.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.48	(a)	0.49	0.49	(c)	0.49	0.49	0.50
Expenses after expense reductions (f)	N/A		N/A	N/A		N/A	0.49	0.50
Net investment income (loss)	1.01	(a)(l)	1.03	0.98	(c)	1.06	0.83	0.92
Portfolio turnover	9	(n)	24	24		26	26	25
Net assets at end of period (000 omitted)	$677,923		$836,470	$727,479		$933,126	$1,002,443	$814,203

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/18		Year ended
Class R6			11/30/17	11/30/16		11/30/15	11/30/14	11/30/13
	(unaudited)
Net asset value, beginning of period	$30.10		$24.92	$25.82		$26.02	$23.01	$18.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.31	$0.27	(c)	$0.29	$0.22	$0.21
Net realized and unrealized gain (loss)	1.54		6.32	0.42		0.53	3.20	4.85
Total from investment operations	$1.70		$6.63	$0.69		$0.82	$3.42	$5.06
Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.27)	$(0.30)		$(0.24)	$(0.18)	$(0.20)
From net realized gain	(1.66)		(1.18)	(1.29)		(0.78)	(0.23)	—
Total distributions declared to shareholders	$(2.00)		$(1.45)	$(1.59)		$(1.02)	$(0.41)	$(0.20)
Net asset value, end of period (x)	$29.80		$30.10	$24.92		$25.82	$26.02	$23.01
Total return (%) (r)(s)(t)(x)	5.93	(n)	28.11	3.02	(c)	3.24	15.17	28.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.38	(a)	0.39	0.38	(c)	0.38	0.39	0.41
Expenses after expense reductions (f)	N/A		N/A	N/A		N/A	0.39	0.41
Net investment income (loss)	1.11	(a)(l)	1.13	1.10	(c)	1.14	0.93	0.99
Portfolio turnover	9	(n)	24	24		26	26	25
Net assets at end of period (000 omitted)	$1,339,273		$1,411,776	$614,343		$450,440	$360,116	$293,107

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/18		Year ended
Class 529A			11/30/17	11/30/16		11/30/15	11/30/14	11/30/13
	(unaudited)
Net asset value, beginning of period	$28.86		$23.96	$24.88		$25.12	$22.24	$17.56
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.20	$0.17	(c)	$0.19	$0.13	$0.14
Net realized and unrealized gain (loss)	1.48		6.07	0.41		0.50	3.09	4.69
Total from investment operations	$1.59		$6.27	$0.58		$0.69	$3.22	$4.83
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.19)	$(0.21)		$(0.15)	$(0.11)	$(0.15)
From net realized gain	(1.66)		(1.18)	(1.29)		(0.78)	(0.23)	—
Total distributions declared to shareholders	$(1.91)		$(1.37)	$(1.50)		$(0.93)	$(0.34)	$(0.15)
Net asset value, end of period (x)	$28.54		$28.86	$23.96		$24.88	$25.12	$22.24
Total return (%) (r)(s)(t)(x)	5.76	(n)	27.60	2.65	(c)	2.85	14.75	27.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)	0.84	0.84	(c)	0.84	0.84	0.85
Expenses after expense reductions (f)	0.75	(a)	0.76	0.75	(c)	0.76	0.75	0.76
Net investment income (loss)	0.76	(a)(l)	0.76	0.72	(c)	0.77	0.57	0.69
Portfolio turnover	9	(n)	24	24		26	26	25
Net assets at end of period (000 omitted)	$21,943		$19,684	$14,831		$13,116	$10,975	$8,692

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/18		Year ended
Class 529B			11/30/17		11/30/16		11/30/15		11/30/14	11/30/13
	(unaudited)
Net asset value, beginning of period	$24.89		$20.83		$21.83		$22.17		$19.71	$15.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$(0.00	)(w)	$(0.01	)(c)	$(0.00	)(w)	$(0.04)	$(0.01)
Net realized and unrealized gain (loss)	1.27		5.27		0.36		0.44		2.73	4.16
Total from investment operations	$1.30		$5.27		$0.35		$0.44		$2.69	$4.15
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.03)		$(0.06)		$—		$—	$(0.03)
From net realized gain	(1.66)		(1.18)		(1.29)		(0.78)		(0.23)	—
Total distributions declared to shareholders	$(1.72)		$(1.21)		$(1.35)		$(0.78)		$(0.23)	$(0.03)
Net asset value, end of period (x)	$24.47		$24.89		$20.83		$21.83		$22.17	$19.71
Total return (%) (r)(s)(t)(x)	5.47	(n)	26.69		1.87	(c)	2.04		13.86	26.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29	(a)	1.59		1.59	(c)	1.59		1.59	1.60
Expenses after expense reductions (f)	1.28	(a)	1.54		1.54	(c)	1.54		1.54	1.55
Net investment income (loss)	0.21	(a)(l)	(0.02)		(0.06	)(c)	(0.01)		(0.21)	(0.08)
Portfolio turnover	9	(n)	24		24		26		26	25
Net assets at end of period (000 omitted)	$563		$577		$567		$576		$543	$519

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/18		Year ended
Class 529C			11/30/17		11/30/16		11/30/15		11/30/14	11/30/13
	(unaudited)
Net asset value, beginning of period	$24.70		$20.70		$21.71		$22.06		$19.61	$15.53
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$(0.00	)(w)	$(0.01	)(c)	$(0.00	)(w)	$(0.04)	$(0.02)
Net realized and unrealized gain (loss)	1.25		5.22		0.35		0.44		2.72	4.14
Total from investment operations	$1.25		$5.22		$0.34		$0.44		$2.68	$4.12
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.04)		$(0.06)		$(0.01)		$—	$(0.04)
From net realized gain	(1.66)		(1.18)		(1.29)		(0.78)		(0.23)	—
Total distributions declared to shareholders	$(1.74)		$(1.22)		$(1.35)		$(0.79)		$(0.23)	$(0.04)
Net asset value, end of period (x)	$24.21		$24.70		$20.70		$21.71		$22.06	$19.61
Total return (%) (r)(s)(t)(x)	5.31	(n)	26.68		1.85	(c)	2.04		13.88	26.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.59		1.59	(c)	1.59		1.59	1.60
Expenses after expense reductions (f)	1.52	(a)	1.53		1.53	(c)	1.54		1.54	1.55
Net investment income (loss)	(0.03	)(a)(l)	(0.02)		(0.06	)(c)	(0.01)		(0.22)	(0.10)
Portfolio turnover	9	(n)	24		24		26		26	25
Net assets at end of period (000 omitted)	$5,612		$6,034		$4,860		$4,193		$3,246	$2,709

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

Massachusetts Investors Growth Stock Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining

Notes to Financial Statements (unaudited) – continued

the fair value of investments. The following is a summary of the levels used as of May 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$7,035,471,591	$—	$—	$7,035,471,591
Mutual Funds	29,380,745	—	—	29,380,745
Total	$7,064,852,336	$—	$—	$7,064,852,336

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At May 31, 2018, there were no securities on loan or collateral outstanding.

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended May 31, 2018, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax

Notes to Financial Statements (unaudited) – continued

purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 11/30/17
Ordinary income (including any short-term capital gains)	$53,321,511
Long-term capital gains	301,001,836
Total distributions	$354,323,347

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/18
Cost of investments	$4,360,456,432
Gross appreciation	2,818,498,960
Gross depreciation	(114,103,056)
Net unrealized appreciation (depreciation)	$2,704,395,904

As of 11/30/17
Undistributed ordinary income	71,112,654
Undistributed long-term capital gain	353,301,572
Other temporary differences	(608)
Net unrealized appreciation (depreciation)	2,643,752,008

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Effective April 23, 2018, Class C and Class 529C shares will convert to

Class A and Class 529A shares, respectively, approximately ten years after purchase.

Notes to Financial Statements (unaudited) – continued

The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 5/31/18	Year ended 11/30/17	Six months ended 5/31/18	Year ended 11/30/17
Class A	$31,007,841	$24,734,452	$207,861,173	$158,887,892
Class B	111,365	23,519	3,728,615	3,351,972
Class C	495,834	281,314	14,588,724	12,902,863
Class I	2,947,640	6,935,491	17,009,520	33,193,266
Class R1	79,964	40,275	2,040,426	1,655,156
Class R2	1,186,389	957,601	11,583,747	9,221,821
Class R3	4,130,331	3,064,716	28,007,250	19,967,041
Class R4	8,599,327	7,075,676	45,610,067	34,742,354
Class R6	16,252,995	6,760,850	78,918,846	29,358,227
Class 529A	168,493	116,380	1,137,890	732,463
Class 529B	1,324	712	38,077	31,922
Class 529C	19,359	10,472	401,090	276,912
Total	$65,000,862	$50,001,458	$410,925,425	$304,321,889

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.33% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $180,255 and $9,222 for the six months ended May 31, 2018, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.23%	$4,667,984
Class B	0.75%	0.25%	1.00%	0.99%	283,510
Class C	0.75%	0.25%	1.00%	1.00%	983,888
Class R1	0.75%	0.25%	1.00%	1.00%	157,652
Class R2	0.25%	0.25%	0.50%	0.50%	438,577
Class R3	—	0.25%	0.25%	0.25%	768,395
Class 529A	—	0.25%	0.25%	0.22%	26,106
Class 529B	0.75%	0.25%	1.00%	0.76%	2,205
Class 529C	0.75%	0.25%	1.00%	1.00%	29,851
Total Distribution and Service Fees					$7,358,168

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended May 31, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended May 31, 2018, this rebate amounted to $364,189, $2,562, $2,847, $221, $215, $7, $2,822, and $73 for Class A, Class B, Class C, Class R1, Class R2, Class R3, Class 529A, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations. Effective April 1, 2018, the 0.75% distribution fee was not imposed for Class 529B shares.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended May 31, 2018, were as follows:

Amount
Class A	$10,719
Class B	31,147
Class C	2,514
Class 529B	554
Class 529C	310

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. For the period from December 1, 2017 through December 10, 2017, the fund had entered into an agreement with MFD pursuant to which MFD received an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD had agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets

Notes to Financial Statements (unaudited) – continued

for each 529 share class. This waiver agreement terminated on December 10, 2017. For the period from December 1, 2017 through December 10, 2017, this waiver amounted to $359 and is included in the reduction of total expenses in the Statement of Operations. Effective December 11, 2017, the fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The program manager fee incurred for the six months ended May 31, 2018 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended May 31, 2018, were as follows:

	Fee	Waiver
Class 529A	$5,490	$269
Class 529B	153	8
Class 529C	1,575	82
Total Program Manager Fees and Waivers	$7,218	$359

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended May 31, 2018, the fee was $564,124, which equated to 0.0156% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended May 31, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,199,988.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2018 was equivalent to an annual effective rate of 0.0088% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Notes to Financial Statements (unaudited) – continued

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $5,491 and the Retirement Deferral plan resulted in an expense of $4,662. Both amounts are included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended May 31, 2018. The liability for deferred retirement benefits payable to those former independent Trustees under both plans amounted to $92,757 at May 31, 2018, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended May 31, 2018, the fee paid by the fund under this agreement was $5,986 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended May 31, 2018, the fund engaged in sale transactions pursuant to this policy, which amounted to $444,923. The sales transactions resulted in net realized gains (losses) of $336,997.

Effective January 3, 2018, the adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the period January 3, 2018 to May 31, 2018, this reimbursement amounted to $93,503, which is included in “Other” income in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

For the six months ended May 31, 2018, purchases and sales of investments, other than short-term obligations, aggregated $664,402,843 and $1,209,348,555, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 5/31/18		Year ended 11/30/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	9,027,940	$257,808,122	14,224,480	$364,964,347
Class B	75,714	1,892,950	175,668	3,962,035
Class C	218,397	5,382,807	546,565	12,108,654
Class I	1,356,592	39,939,901	9,706,422	252,041,593
Class R1	94,404	2,316,129	222,829	4,977,076
Class R2	612,752	17,089,892	2,007,764	49,941,478
Class R3	6,643,414	184,795,648	5,402,494	136,208,122
Class R4	1,876,660	53,872,542	4,211,916	108,306,667
Class R6	6,402,326	188,564,293	28,446,295	781,042,567
Class 529A	87,251	2,463,398	120,275	3,044,350
Class 529B	1,430	34,665	2,023	48,559
Class 529C	16,197	388,192	40,551	889,488
	26,413,077	$754,548,539	65,107,282	$1,717,534,936

Shares issued to shareholders in reinvestment of distributions
Class A	7,265,206	$202,699,259	6,504,724	$152,080,605
Class B	153,905	3,739,883	158,968	3,268,547
Class C	591,167	14,241,203	520,474	10,617,674
Class I	582,050	16,675,739	1,583,272	37,919,362
Class R1	88,905	2,120,390	83,849	1,695,431
Class R2	416,025	11,290,929	403,125	9,187,227
Class R3	1,164,405	32,137,581	994,892	23,031,757
Class R4	1,443,700	40,524,659	1,355,095	31,871,829
Class R6	3,079,492	88,289,047	1,353,255	32,451,058
Class 529A	47,509	1,306,383	36,792	848,843
Class 529B	1,668	39,401	1,629	32,634
Class 529C	17,954	420,311	14,449	287,384
	14,851,986	$413,484,785	13,010,524	$303,292,351

Notes to Financial Statements (unaudited) – continued

	Six months ended 5/31/18		Year ended 11/30/17
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(10,233,424)	$(293,646,844)	(30,289,722)	$(790,881,329)
Class B	(395,348)	(9,968,325)	(959,156)	(21,863,455)
Class C	(5,954,159)	(146,545,211)	(3,267,905)	(74,329,226)
Class I	(2,006,749)	(59,405,144)	(28,976,504)	(787,767,329)
Class R1	(177,585)	(4,351,257)	(519,386)	(11,660,926)
Class R2	(3,013,040)	(84,125,954)	(3,268,477)	(83,355,179)
Class R3	(3,333,580)	(94,400,308)	(6,234,961)	(160,650,720)
Class R4	(8,445,173)	(240,352,483)	(6,971,141)	(182,198,075)
Class R6	(11,446,005)	(334,015,789)	(7,548,649)	(201,299,080)
Class 529A	(47,827)	(1,350,465)	(94,060)	(2,397,301)
Class 529B	(3,259)	(78,607)	(7,678)	(169,156)
Class 529C	(46,685)	(1,116,844)	(45,394)	(977,971)
	(45,102,834)	$(1,269,357,231)	(88,183,033)	$(2,317,549,747)

Net change
Class A	6,059,722	$166,860,537	(9,560,518)	$(273,836,377)
Class B	(165,729)	(4,335,492)	(624,520)	(14,632,873)
Class C	(5,144,595)	(126,921,201)	(2,200,866)	(51,602,898)
Class I	(68,107)	(2,789,504)	(17,686,810)	(497,806,374)
Class R1	5,724	85,262	(212,708)	(4,988,419)
Class R2	(1,984,263)	(55,745,133)	(857,588)	(24,226,474)
Class R3	4,474,239	122,532,921	162,425	(1,410,841)
Class R4	(5,124,813)	(145,955,282)	(1,404,130)	(42,019,579)
Class R6	(1,964,187)	(57,162,449)	22,250,901	612,194,545
Class 529A	86,933	2,419,316	63,007	1,495,892
Class 529B	(161)	(4,541)	(4,026)	(87,963)
Class 529C	(12,534)	(308,341)	9,606	198,901
	(3,837,771)	$(101,323,907)	(10,065,227)	$(296,722,460)

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the

Notes to Financial Statements (unaudited) – continued

six months ended May 31, 2018, the fund’s commitment fee and interest expense were $22,659 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		50,624,168	635,391,765	(656,632,250)	29,383,683

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$80	$984	$—	$297,898	$29,380,745

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for Massachusetts Investors Growth Stock Fund is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MASSACHUSETTS INVESTORS GROWTH STOCK FUND

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: July 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: July 16, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 16, 2018

*	Print name and title of each signing officer under his or her signature.